Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	$ (21.3)	$ (29.5)	$ (5.9)
– deferred taxation	33.0	23.7	(66.0)
– current taxation	(475.1)	(448.6)	(366.5)
Total mining and income taxation	(442.1)	(424.9)	(432.5)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(395.7)	(426.5)	(400.5)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	65.9	45.9	45.6
Non-deductible share-based payments	(2.3)	(4.3)	(4.9)
Non-deductible exploration expense	(0.1)	(9.6)	(0.4)
Deferred tax assets not recognised on impairment of investments (2021: impairment and 2020: reversal of impairment)	(38.6)	(10.5)	21.2
Non-deductible interest paid	(21.7)	(22.2)	(31.2)
Share of results of equity accounted investees, net of taxation	3.4	(10.9)	(0.9)
Non-taxable capital gains portion of Yamana break fee and transaction costs	18.2	0.0	0.0
Non-taxable fair value (loss)/gain on Maverix warrants	0.0	(1.4)	0.4
Dividend withholding tax	(21.3)	(29.5)	(5.9)
Net non-deductible expenditure and non-taxable income	(18.2)	(26.7)	(0.7)
Deferred tax on unremitted earnings at Tarkwa and Cerro Corona	0.0	15.7	1.3
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	4.2	(8.6)	(7.5)
Various Peruvian non-deductible expenses	(5.3)	(7.9)	(5.8)
Deferred tax assets recognised at Salares Norte	(4.2)	96.7	12.8
Prior year adjustments	(2.7)	(6.4)	(0.2)
Deferred Tax Charge On Change Of Tax Rate At South Deep	(5.7)	0.0	0.0
Other	(4.7)	0.1	(4.8)
Total mining and income taxation	$ (442.1)	$ (424.9)	$ (432.5)
South African statutory mining tax rate	34.00%	34.00%	34.00%
Loss on financial instruments	$ (24.0)	$ 100.4	$ 238.9
Deferred taxation	195.5	260.6
Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian		12.2
Cerro Corona
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets not recognised	(14.4)	(12.2)	(0.1)
Deferred tax assets not recognised	14.4
Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets not recognised	1.2	(6.6)	(50.9)
Cerro Cerona and Damang
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Loss on financial instruments		45.8
Cerro Cerona and Damang | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian		3.4
Deferred tax asset losses on financial instruments		15.6
Ghanaian operations | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	1.2	6.6	50.9
Deferred tax asset losses on financial instruments			41.0
Deferred taxation	6.0	14.0
Ghanaian operations | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax asset losses are ring fenced for tax purposes			120.6
Deferred taxation	7.2	7.4
Deferred tax assets provision for expected credit loss	17.5	$ 41.1
Tarkwa | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred taxation			9.9
Tarkwa | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets provision for expected credit loss			29.0
Salaries Norte
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Total project progress		62.50%
Construction progress		55.00%
Salaries Norte | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Deferred tax assets assessed losses recognised			12.8
Yamana
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Capital gains taxation	65.2
South African taxation
Disclosure of Components of Mining and Income Tax [Line Items]
– company and capital gains taxation	65.3	$ 3.8	4.5
Dividend withholding tax	(13.1)	(24.3)	0.0
– prior year adjustment - current taxation	0.0	(0.8)	0.5
– deferred taxation	(80.2)	(27.4)	(25.8)
– prior year adjustment - deferred taxation	1.7	(3.4)	0.0
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Dividend withholding tax	(13.1)	(24.3)	0.0
Foreign taxation
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	(4.7)	0.0	(5.2)
– prior year adjustment - current taxation	5.9	3.5	0.1
– deferred taxation	111.5	54.6	(40.2)
– current taxation	(386.1)	(417.9)	(356.2)
Total mining and income taxation	(442.1)	(424.9)	(432.5)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Dividend withholding tax	(4.7)	0.0	(5.2)
Total mining and income taxation	(442.1)	$ (424.9)	$ (432.5)
Adjustments for deferred tax of prior periods related to hedges	13.3
Foreign taxation | Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2021: 34.0% and 2020: 34.0%) were:
Transfer pricing payment	$ 19.2